Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—48.2%
		Communication Services—4.5%
120,425		Alphabet, Inc., Class A	$ 40,703,650
366,378		AT&T, Inc.	9,602,767
12,565		Meta Platforms, Inc.	9,002,822
108,157		Verizon Communications, Inc.	4,815,150
		TOTAL	64,124,389
		Consumer Discretionary—3.0%
79,612	[1]	Amazon.com, Inc.	19,051,152
979	[1]	AutoZone, Inc.	3,626,500
107,555		Bath & Body Works, Inc.	2,344,699
23,005	[1]	HBX Group International PLC	213,436
6,198		Home Depot, Inc.	2,321,709
8,666	[1]	Lululemon Athletica, Inc.	1,512,217
65,775		Nike, Inc., Class B	4,065,553
246,178	[1]	PENN Entertaintment, Inc.	3,160,925
6,772	[1]	Ulta Beauty, Inc.	4,383,922
29,582		Whirlpool Corp.	2,366,264
		TOTAL	43,046,377
		Consumer Staples—2.9%
2,822		Costco Wholesale Corp.	2,653,386
263,282		JBS NV-A	4,146,692
24,114		Philip Morris International, Inc.	4,327,016
40,482		Procter & Gamble Co.	6,143,953
143,898		The Coca-Cola Co.	10,765,009
106,916		WalMart, Inc.	12,737,972
		TOTAL	40,774,028
		Energy—2.3%
32,541		Chevron Corp.	5,756,503
55,951		ConocoPhillips	5,831,773
94,854		Exxon Mobil Corp.	13,412,356
16,000	[1]	Infinity Natural Resources, Inc.	254,080
21,592		Valero Energy Corp.	3,917,436
39,739		Williams Cos., Inc.	2,672,845
		TOTAL	31,844,993
		Financials—8.8%
24,937		American Express Co.	8,782,063
25,870		Assurant, Inc.	6,160,423
141,477		Bank of America Corp.	7,526,576
5,117		BlackRock, Inc.	5,725,616
17,240		Capital One Financial Co.	3,774,353
61,609		Charles Schwab Corp.	6,402,407
63,944		Citigroup, Inc.	7,398,960
70,436		Citizens Financial Group, Inc.	4,436,059
17,000	[1]	Ethos Technologies, Inc.	255,850
37,000	[1]	Exzeo Group, Inc.	751,840
3,169		Goldman Sachs Group, Inc.	2,964,314

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
33,384		Intercontinental Exchange, Inc.	$ 5,801,472
66,922		JPMorgan Chase & Co.	20,470,771
49,226		KKR & Co., Inc.	5,624,563
19,083		Progressive Corp., OH	3,969,264
12,369		S&P Global, Inc.	6,528,235
36,468		UMB Financial Corp.	4,636,542
25,321		Visa, Inc., Class A	8,149,057
70,000	[1]	Wealthfront Corp.	607,600
83,228		Wells Fargo & Co.	7,531,302
20,227		Willis Towers Watson PLC	6,421,466
		TOTAL	123,918,733
		Health Care—5.5%
15,694		Abbott Laboratories	1,715,354
29,745		AbbVie, Inc.	6,633,432
19,121		AstraZeneca PLC	3,549,894
28,893	[1]	Boston Scientific Corp.	2,702,362
102,238	[1]	Caris Life Sciences, Inc.	2,367,832
22,652		Danaher Corp.	4,958,296
16,670		Eli Lilly & Co.	17,289,291
18,780		Johnson & Johnson	4,267,755
16,667	[1]	Lumexa Imaging Holdings, Inc.	204,171
9,623		McKesson Corp.	7,998,734
68,707		Medtronic PLC	7,074,073
38,299		Merck & Co., Inc.	4,223,231
128,914		Pfizer, Inc.	3,408,486
11,457		Thermo Fisher Scientific, Inc.	6,629,135
18,417		UnitedHealth Group, Inc.	5,284,390
		TOTAL	78,306,436
		Industrials—5.5%
10,500	[1]	Cardinal Infrastructure Group, Inc.	264,495
8,700	[1]	CSG B.V.	315,101
6,793		Cummins, Inc.	3,931,924
79,375		Delta Air Lines 2020-1 Class	5,230,019
20,730		Dover Corp.	4,176,888
21,893		Eaton Corp. PLC	7,693,638
2,362	[1]	Gates Industrial Corp PLC	54,373
16,986		GE Aerospace	5,211,135
7,447		GE Vernova, Inc.	5,409,277
7,779		L3Harris Technologies, Inc.	2,667,030
7,632		Northrop Grumman Corp.	5,283,328
13,857		Parker-Hannifin Corp.	12,967,935
34,529		RTX Corp.	6,937,912
7,587	[1]	Saia, Inc.	2,540,659
16,750	[1]	Siemens Energy AG	2,869,755
18,050		Stanley Black & Decker, Inc.	1,419,813
4,955		United Rentals North America, Inc.	3,875,107
32,435		Waste Management, Inc.	7,208,355
3,400	[1]	York Space Systems, Inc.	115,430
		TOTAL	78,172,174

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—11.3%
22,124	[1]	Advanced Micro Devices, Inc.	$ 5,237,415
116,894		Apple, Inc.	30,331,655
22,465		Applied Materials, Inc.	7,240,919
42,399	[1]	Arista Networks, Inc.	6,009,634
76,352		Broadcom, Inc.	25,295,418
153,157		Hewlett Packard Enterprise Co.	3,295,939
33,820		IBM Corp.	10,372,594
9,100	[1]	Innoscripta SE	967,515
1,305		KLA Corp.	1,863,462
40,348		Marvell Technology, Inc.	3,184,264
17,354		Micron Technology, Inc.	7,199,828
61,613		Microsoft Corp.	26,511,458
12,732		Motorola Solutions, Inc.	5,125,139
102,000		NVIDIA Corp.	19,495,260
6,800	[1]	Pics NV	122,400
19,159		Salesforce, Inc.	4,067,264
4,718		Seagate Technology Holdings PLC	1,923,481
10,850		TD SYNNEX Corp.	1,721,569
9,000	[1]	Tekscend Photomask Corp.	176,460
		TOTAL	160,141,674
		Materials—1.3%
86,026		Freeport-McMoRan, Inc.	5,181,346
17,038		Linde PLC	7,785,855
18,309		Vulcan Materials Co.	5,502,587
		TOTAL	18,469,788
		Real Estate—0.1%
117,500		NS Group, Inc.	1,135,064
		Utilities—3.0%
58,634		American Electric Power Co., Inc.	7,022,887
377,312		CenterPoint Energy, Inc.	14,975,513
108,239		NextEra Energy, Inc.	9,514,208
146,477		PPL Corp.	5,309,791
68,057		Southern Co.	6,078,171
		TOTAL	42,900,570
		TOTAL COMMON STOCKS (IDENTIFIED COST $349,852,550)	682,834,226
		MUNICIPAL BONDS—48.0%
		Alabama—1.3%
$5,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025F), (Pacific Life Insurance Co. GTD), 5.000%, 12/1/2035	5,396,489
1,950,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026B), (Canadian Imperial Bank of Commerce GTD), 5.000%, 12/1/2034	2,119,802
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,590,836
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,453,559
2,010,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,175,363
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,111,455
		TOTAL	18,847,504

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Arizona—1.5%
$1,320,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2024A), 5.000%, 7/1/2042	$ 1,443,460
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	666,231
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System (Phoenix, AZ Aviation Department), Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,545,831
2,760,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,762,024
1,500,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), (Original Issue Yield: 5.560%), 5.250%, 7/1/2060	1,481,246
2,000,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,137,700
8,170,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2025B), 5.000%, 1/1/2035	9,723,223
		TOTAL	20,759,715
		California—1.3%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,001,122
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	223,700
250,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	220,265
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,134,914
55,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	55,134
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,637,674
2,000,000		Los Angeles, CA Department of Airports, Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,100,463
1,140,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,210,475
3,940,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	3,837,991
1,080,000		San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2022M-2), 4.550%, 7/1/2052	1,091,365
2,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,693,590
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,513,137
		TOTAL	18,719,830
		Colorado—1.5%
1,500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,500,934
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	250,131
1,200,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,263,690
5,880,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,780,307
1,365,000		Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,250,083
2,500,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	2,551,030
1,500,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,573,562
4,000,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,196,164
3,095,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2017A-2), 4.000%, 6/1/2043	3,034,404
		TOTAL	21,400,305
		Connecticut—0.5%
3,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,197,357
1,500,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,660,817
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025C), 4.750%, 10/1/2032	1,045,390

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Connecticut—continued
$ 750,000	Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), (Original Issue Yield: 6.350%), 6.250%, 10/1/2060	$ 751,119
	TOTAL	6,654,683
	Delaware—0.1%
2,000,000	Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,004,562
	District Of Columbia—1.2%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,101,568
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,436,464
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	1,002,151
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	504,850
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	6,096,177
6,090,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,284,524
	TOTAL	16,425,734
	Florida—2.0%
3,000,000	Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,171,802
2,010,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	2,011,493
1,000,000	Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.870%), 6.750%, 11/15/2055	1,044,723
2,125,000	Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,158,879
2,500,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2038	2,814,628
1,000,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2040	1,105,484
2,565,000	Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assement Revenue Bonds (Series 2025), 5.800%, 5/1/2045	2,663,209
530,000	Lakewood Ranch, FL Stewardship District (Star Farms at Lakewood Ranch Project - Phase 3/4), Special Assessment Revenue Bonds (Series 2024), 5.550%, 5/1/2054	534,720
1,055,000	Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	989,983
2,715,000	Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2040	2,718,297
3,000,000	Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water And Sewer System Revenue Bonds (Series 2025A), 4.500%, 10/1/2051	2,977,245
1,650,000	Miami-Dade County, FL Aviation Department, Aviation Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2037	1,883,156
750,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2044	796,033
2,000,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center), Hospital Revenue Bonds (Series 2025), 5.750%, 11/1/2050	2,103,510
750,000	Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.500%, 1/1/2055	736,684
	TOTAL	27,709,846
	Georgia—2.3%
2,000,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Convertible Capital Appreciation Economic Development Certificates (Series 2024-1), (Original Issue Yield: 6.500%), 6.500%, 12/15/2048	1,800,692
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2024B), 5.000%, 11/1/2041	1,121,322
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), (United States Treasury PRF 11/1/2027@100), 5.000%, 11/1/2032	2,617,274
3,000,000	Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,310,247
3,000,000	Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2049	3,093,346
1,000,000	Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,024,617
2,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,504,844
4,000,000	Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,083,685
2,450,000	Georgia State, UT GO Bonds (Series 2023A), 5.000%, 7/1/2040	2,743,818

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$3,940,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	$ 3,884,114
3,515,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,623,243
800,000		Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel First Tier Revenue Bonds (Series 2025A), (Original Issue Yield: 5.390%), 5.250%, 6/1/2061	788,843
2,100,000	[2]	Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.300%), 6.000%, 6/1/2050	2,073,207
		TOTAL	32,669,252
		Guam—0.1%
715,000		Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2039	787,510
500,000		Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2040	545,640
		TOTAL	1,333,150
		Idaho—0.6%
8,170,000		Idaho Housing and Finance Association, Sales Tax Revenue Bonds (Series 2024A), 5.000%, 8/15/2048	8,589,788
		Illinois—3.4%
1,000,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	1,015,973
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,023,647
5,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2025A), 5.750%, 12/1/2050	5,046,751
625,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	595,897
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,023,830
1,335,000		Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,360,907
2,000,000		Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 1/1/2048	2,072,718
905,000		Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	905,473
3,250,000		Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,426,650
3,000,000		Cook County, IL Sales Tax Revenue, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,096,960
5,000,000		Cook County, IL, Sales Tax Revenue Bonds (Series 2025), 5.000%, 11/15/2049	5,139,789
750,000		Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	859,455
320,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	320,784
1,500,000		Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,507,761
2,880,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,932,432
4,320,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,493,379
705,000		Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	740,485
750,000		Illinois State, UT GO Bonds (Series 2024), 5.000%, 2/1/2038	831,217
4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,064,769
540,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	523,882
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,317,549
1,500,000		Sales Tax Securitization Corp., IL, Second Lien Sales Tax Bonds (Series 2024A), 5.000%, 1/1/2037	1,685,178
		TOTAL	47,985,486
		Indiana—1.9%
4,000,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-2), 5.000%, Mandatory Tender 10/1/2031	4,454,347
3,735,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	3,919,598
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,286,222
5,000,000		Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,219,868
2,000,000		Indiana State Finance Authority (Marquette Project), Revenue Bonds (Series 2025A), 5.250%, 3/1/2050	2,012,718

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,500,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2039	$ 1,620,145
2,330,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,422,643
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,045,867
2,500,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	2,547,999
1,875,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2008), 4.200%, Mandatory Tender 6/21/2035	1,992,965
		TOTAL	26,522,372
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	6,154,883
		Kentucky—0.6%
5,565,000	[3]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.646% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,622,185
3,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	3,232,098
		TOTAL	8,854,283
		Louisiana—0.2%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,458,754
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,031,402
		TOTAL	3,490,156
		Maryland—0.7%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,243,714
1,500,000	[2]	Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	1,604,204
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	281,767
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	569,303
555,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	555,567
		TOTAL	9,254,555
		Massachusetts—1.1%
1,345,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.000%, 11/1/2048	1,401,448
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,238,793
1,660,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), (Original Issue Yield: 4.260%), 4.000%, 7/1/2053	1,518,758
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,027,803
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,662,124
		TOTAL	15,848,926
		Michigan—0.7%
2,980,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System Revenue), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,117,607
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series 2019- I), 4.000%, 4/15/2054	1,381,048
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,367,872
1,500,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), (Original Issue Yield: 4.600%), 4.375%, 2/28/2054	1,411,296
2,500,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 12/1/2050	2,701,151
		TOTAL	9,978,974

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Minnesota—0.6%
$1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	$ 977,289
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,567,147
5,000,000	[3]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 3.439% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	5,013,546
1,000,000		St. Cloud, MN (CentraCare Health System), Health Care Revenue Bonds (Series 2024), (Original Issue Yield: 4.150%), 4.000%, 5/1/2050	882,530
		TOTAL	8,440,512
		Missouri—0.6%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,911,557
2,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2048	2,018,583
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2054	1,002,240
1,250,000		St. Louis, MO Lambert International Airport, Airport Revenue Bonds (Series 2017C), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2042	1,270,574
		TOTAL	8,202,954
		Nevada—0.2%
2,200,000		Reno-Tahoe, NV Airport Authority, Airport Revenue Bonds (Series 2024B), 5.000%, 7/1/2049	2,255,426
		New Hampshire—0.3%
2,035,000	[2]	National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	1,362,700
1,900,000	[2]	National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	1,900,441
1,467,377		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	1,488,072
		TOTAL	4,751,213
		New Jersey—2.9%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,977,500
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,211,162
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,038,267
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	1,003,786
1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,623,605
750,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	781,278
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,008,534
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	1,126,090
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,133,919
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2024AA), 4.000%, 6/15/2042	1,987,544
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2025AA), 5.000%, 6/15/2045	1,599,544
1,150,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,222,201
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	1,001,235
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), (United States Treasury PRF 12/15/2032@100), 5.000%, 6/15/2048	2,332,557
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,093,481
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,674,134

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	$ 4,888,461
7,005,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	6,799,098
		TOTAL	41,502,396
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,188,136
		New York—3.8%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,000,028
2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,838,374
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,518,496
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2025B), 5.000%, 11/15/2043	1,066,616
3,175,000		Monroe County, NY IDC (University of Rochester), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,103,156
2,225,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.850%, 11/1/2059	2,228,789
2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,612,218
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,188,091
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,831,390
3,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2025H-1), 5.000%, 11/1/2038	3,422,111
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2026A), 5.000%, 5/1/2040	2,251,114
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,565,236
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,500,047
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,043,136
4,500,000		New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,967,761
4,000,000		New York State HFA, Revenue Bonds (Series 2025D-1), 5.000%, 5/1/2069	4,008,608
5,405,000		New York State Thruway Authority - Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2022A), 4.000%, 3/15/2051	4,976,879
1,010,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,075,195
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,453,483
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,036,913
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,019,641
1,250,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.000%, 12/1/2043	1,358,266
		TOTAL	54,065,548
		North Carolina—0.6%
1,250,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,273,339
5,000,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,700,607
1,000,000		North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2044	1,031,271
1,500,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,510,898
		TOTAL	8,516,115
		Ohio—1.1%
3,405,000		Avon Lake, OH City School District, School Facilities Bonds (Series 2025), (Original Issue Yield: 4.790%), 4.625%, 12/1/2059	3,344,043
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	960,430

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 900,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2050	$ 920,560
3,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2055	3,055,984
1,500,000		Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,549,577
1,080,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,086,111
2,000,000		Ohio State, Common Schools UT GO Bonds (Series 2025A), 5.000%, 6/15/2035	2,388,006
1,500,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 4.375%, 12/1/2058	1,428,091
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,030,191
		TOTAL	15,762,993
		Oklahoma—0.1%
1,250,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,270,387
		Oregon—0.3%
3,525,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,598,675
1,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.000%, 5/1/2033	1,169,712
		TOTAL	4,768,387
		Pennsylvania—2.4%
4,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,335,799
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,048,037
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,370,420
455,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	455,330
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,367,310
1,000,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2044	1,020,806
605,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2049	602,469
1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	986,470
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 4.250%, 11/1/2051	4,627,301
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,515,150
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,210,993
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,424,499
330,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	330,542
2,500,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2024C), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2054	2,640,048
2,990,000		Upper St Clair TWP PA School District, UT GO Bonds (Series 2025), 4.000%, 10/1/2043	2,979,116
		TOTAL	33,914,290
		Puerto Rico—1.6%
2,490,792		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2035	2,501,203
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,415,856
6,250,000	[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2047	6,195,866
5,018,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 5.350%, 7/1/2046	1,738,644
3,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	2,936,261

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	$ 4,822,642
		TOTAL	22,610,472
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,441,683
		South Carolina—0.1%
1,625,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2044	1,730,551
		Tennessee—1.0%
5,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,296,239
1,500,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,575,001
2,705,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	2,512,457
4,000,000		Tennessee Energy Acquisition Corp., Gas Project Revenue Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 11/1/2034	4,347,836
		TOTAL	13,731,533
		Texas—6.5%
2,000,000		Cedar Hill, TX Independent School District, UT GO Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	1,858,900
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2020E), 4.000%, 1/1/2050	1,344,774
1,985,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,878,719
2,000,000		Crowley, TX Independent School District, UT GO Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 4.250%, 2/1/2047	1,967,048
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2024), (Original Issue Yield: 4.280%), 4.000%, 11/1/2049	1,823,719
1,350,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2025B), 5.000%, 11/1/2042	1,487,375
7,355,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	7,031,640
8,215,000		DeSoto, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.250%, 8/15/2045	8,837,493
865,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2044	929,163
1,000,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2045	1,061,816
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,931,999
4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	5,030,516
1,045,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2037	1,178,632
1,255,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2038	1,403,889
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,000,652
1,335,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	1,235,907
3,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding and Improvement Revenue Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 5/15/2037	3,468,399
5,290,000		Montgomery, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.250%, 2/15/2052	5,042,944
1,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facility Revenue Bonds (Series 2025), 5.375%, 1/1/2060	984,478
1,622,944	[4]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	697,899
1,200,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2025), 5.000%, 11/1/2055	1,177,441
1,500,000		North Texas Municipal Water District Water System, Water System Revenue Refunding and Improvement Bonds (Series 2025), 5.000%, 9/1/2034	1,767,787
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,295,391

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$4,000,000		Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	$ 4,079,852
3,000,000		San Antonio, TX Electric & Gas System (CPS Energy), Revenue Refunding Bonds (Series 2026A), 5.000%, 2/1/2040	3,424,827
1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,827,717
2,950,000		Spring Branch, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2035	3,479,876
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025A), 5.500%, 11/15/2052	1,073,660
4,045,000		Texas City Independent School District/TX, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2048	3,787,849
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,029,875
2,400,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	2,701,962
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2038	1,001,203
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	998,820
1,050,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 6/30/2039	1,050,384
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,895,354
2,000,000		Texas Transportation Commission State Highway Fund (Texas State), Mobility Fund and Refunding Bonds (Series 2025), 5.000%, 10/1/2043	2,207,238
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,047,691
1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,562,811
		TOTAL	92,605,700
		Utah—0.7%
2,955,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2050	3,198,872
3,200,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2055	3,439,388
3,000,000		Salt Lake County, UT, Sales Tax Revenue Bonds (Series 2025), (Original Issue Yield: 4.300%), 4.000%, 2/1/2045	3,003,175
		TOTAL	9,641,435
		Virginia—1.4%
5,000,000		Henrico County, VA Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2025D), 4.250%, 5/1/2056	4,851,054
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,729,285
2,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	2,471,166
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,240,956
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,890,505
1,085,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2024A), 5.500%, 12/1/2054	1,114,496
		TOTAL	19,297,462
		Washington—1.7%
3,000,000		King County, WA Sewer System, Sewer Revenue and Refunding Bonds (Series 2024A), 5.000%, 1/1/2037	3,471,049
1,600,000		Public Hospital District No. 4 King County, Washington (Snoqualmie Valley Health), Hospital Revenue and Refunding Bonds (Series 2025A), 6.625%, 12/1/2045	1,616,004
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,865,515
1,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.250%, 9/1/2050	1,569,379
2,000,000	[2]	Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Bonds, 6.250%, 1/1/2056	2,004,985

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	$ 1,516,480
2,443,975		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,335,426
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,306,991
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,902,718
		TOTAL	23,588,547
		Wisconsin—0.2%
3,000,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	3,071,724
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $670,677,169)	679,561,468
	[3]	SHORT-TERM MUNICIPALS—3.4%
		Alabama—0.6%
3,350,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 3.450%, 2/2/2026	3,350,000
5,150,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 3.450%, 2/2/2026	5,150,000
		TOTAL	8,500,000
		District Of Columbia—0.0%
600,000		District of Columbia Water & Sewer Authority, (Series C-2) Daily VRDNs, (Bank of America N.A. LIQ), 3.250%, 2/2/2026	600,000
		Florida—0.3%
3,100,000		Hillsborough County, FL IDA (Baycare Health System, Inc.), (Series 2020D) Daily VRDNs, (TD Bank, N.A. LOC), 3.250%, 2/2/2026	3,100,000
1,300,000		Hillsborough County, FL IDA (BayCare Obligated Group), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 2/2/2026	1,300,000
		TOTAL	4,400,000
		New York—0.7%
8,275,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.250%, 2/2/2026	8,275,000
500,000		New York City, NY Transitional Finance Authority, (Fiscal 2019 Subseries B-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.250%, 2/2/2026	500,000
150,000		New York City, NY Transitional Finance Authority, (Series 2025 H-2) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 2/2/2026	150,000
600,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 3.270%, 2/2/2026	600,000
		TOTAL	9,525,000
		North Carolina—0.1%
800,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.200%, 2/2/2026	800,000
		Ohio—0.6%
1,150,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 2.360%, 2/5/2026	1,150,000
5,945,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 2/2/2026	5,945,000
1,600,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 2/2/2026	1,600,000
		TOTAL	8,695,000
		Pennsylvania—0.5%
2,320,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.200%, 2/2/2026	2,320,000
4,300,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 2/2/2026	4,300,000
		TOTAL	6,620,000
		Texas—0.6%
5,900,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025G) Daily VRDNs, (PNC Bank, N.A. LIQ), 3.200%, 2/2/2026	5,900,000
695,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 3.250%, 2/2/2026	695,000

Principal Amount or Shares			Value
	[3]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$2,450,000		New Hope Cultural Education Facilities Finance Corporation (Children’s Health System of Texas), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 3.250%, 2/2/2026	$ 2,450,000
		TOTAL	9,045,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $48,185,000)	48,185,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,068,714,719)	1,410,580,694
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	6,193,978
		NET ASSETS—100%	$1,416,774,672
At January 31, 2026, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2026, these restricted securities amounted to $30,524,021, which represented 2.2% of net assets.

Additional information on restricted securities held at January 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$259,206	$223,700
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$258,366	$220,265
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,135,000	$1,134,914
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,030,162	$3,911,557
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$667,378	$666,231
Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	3/20/2025	$1,500,000	$1,604,204
National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	11/22/2024	$1,400,538	$1,362,700
National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	12/06/2024	$1,886,900	$1,900,441
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,500,047
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/06/2022	$2,000,000	$2,137,700
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2/02/2023	$3,000,000	$3,071,724
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2047	4/01/2024	$6,110,088	$6,195,866
Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.300%), 6.000%, 6/1/2050	9/11/2025	$2,021,862	$2,073,207
Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Bonds, 6.250%, 1/1/2056	11/13/2025	$1,957,497	$2,004,985
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,501,322	$1,516,480

3
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Security in default.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$679,561,468	$—	$679,561,468
Short-Term Municipals	—	48,185,000	—	48,185,000
Equity Securities:
Common Stocks
Domestic	667,825,692	—	—	667,825,692
International	5,781,309	9,227,225	—	15,008,534
TOTAL SECURITIES	$673,607,001	$736,973,693	$—	$1,410,580,694

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes